Segment Information - Additional Information (Details) - PRC - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	98.00%	97.90%	98.80%
Long Lived Assets
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%